Parent Entity Information (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Parent Entity Information [Abstract]
Summary of Parent Entity Information

Set out below is the supplementary information about the parent entity.

	2018	2017
	$'000	$'000
Statement of profit or loss and other comprehensive income
Loss after income tax	(13,566)	(5,835)
Total comprehensive income	(13,566)	(5,835)

Statement of financial position
Total current assets	19,461	21,421
Total assets	19,639	22,868

Total current liabilities	2,351	969
Total liabilities	2,399	1,004

Equity
Issued capital	164,087	155,580
Share-based payments reserve	2,840	2,959
Accumulated losses	(149,687)	(136,675)
Total equity	17,240	21,864